P R O F I L E
                               February __, 2000

                           THE MURPHY NEW WORLD FUNDS

The Murphy New World Funds are three no load mutual funds in the Monterey Mutual
                                  Fund family.

                        The Murphy New World Funds are:

                        Murphy New World Technology Fund
                      Murphy New World Biotechnology Fund
                 Murphy New World Technology Convertibles Fund

               This Profile summarizes key information about the
             Funds that is included in the Funds' prospectus.  The
               Funds' prospectus includes additional information
             about the Funds including a more detailed description
              of the risks associated with investing in the Funds
             that you may want to consider before you invest.  You
             may obtain the prospectus and other information about
                the Funds at no cost by calling (800) 669-1156.

     The Murphy New World Funds are distributed by Syndicated Capital, Inc.

                   QUESTIONS EVERY INVESTOR SHOULD ASK BEFORE
                    INVESTING IN THE MURPHY NEW WORLD FUNDS

1. WHAT ARE THE FUNDS' GOALS?

   MURPHY NEW WORLD TECHNOLOGY FUND

   The Technology Fund seeks long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology.

   MURPHY NEW WORLD BIOTECHNOLOGY FUND

   The Biotechnology Fund seeks long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology.

   MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES FUND

   The Convertibles Fund seeks to maximize total return through a combination of capital appreciation and income. The Convertibles Fund invests primarily in convertible securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology.

2. WHAT ARE THE FUNDS' PRINCIPAL INVESTMENT STRATEGIES?

   Each of the Murphy New World Funds invests in securities of companies that its investment adviser considers to be "technology" companies. The investment adviser broadly defines "technology" to include but not be limited to:

   o   semiconductors and electronic components

   o computers, computer services, computer peripherals and software, multimedia

   o   consumer electronics, electronic games, cable television, internet

   o   pharmaceuticals, biotechnology, medical devices and instruments

   o   superconductivity, alternative energy and specialty materials

   The Biotechnology Fund differs from the Technology Fund and the Convertibles Fund in that it "concentrates" its investments in the biotechnology sector. This means at least 25% of its assets will be invested in securities of companies in the biotechnology sector. The investment adviser broadly defines "biotechnology" to include but not be limited to:

   o   drug development, production, delivery and distribution

   o   agricultural and industrial biotechnology

   o   genetic sequencing and mapping

   o biotechnology-based services and other advances resulting from research and development programs in the medical, animal and life sciences.

   The Biotechnology Fund and the Technology Fund invest primarily in common stocks. The Convertibles Fund invests primarily in securities convertible into common stocks, such as convertible bonds, debentures and preferred stocks. The Convertibles Fund may invest without limitation in lower quality, high risk, high yielding debt securities, commonly referred to as "junk bonds."

   The investment adviser bases investment decisions for each of the Murphy New World Funds on company specific factors, not general economic conditions. In selecting investments for the Technology Fund and the Biotechnology Fund, the investment adviser looks for companies that are growing faster than the general market. In selecting investments for the Convertibles Fund, the investment adviser focuses more on a company's ability to meet its debt service obligations than on its growth projection. At any time the Murphy New World Funds may hold both "growth" investments and "value" investments. Each Fund's annual portfolio turnover rate may exceed 100%.

   You may learn more about the Murphy New World Funds' investments by reading the Murphy New World Funds' annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Murphy New World Funds during their last fiscal year. You may obtain either or both of these reports, without charge, simply by calling 1-800-669-1156.

3. WHAT ARE THE PRINCIPAL RISKS IN INVESTING IN THE FUNDS?

   Investors in the Murphy New World Funds may lose money. There are risks associated with investments in the types of securities in which the Funds invest. These risks include:

   o MARKET RISK: The prices of the securities, particularly the common stocks, in which the Funds invest may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

   o INTEREST RATE RISK: In general, the value of debt securities, including convertible securities, falls when interest rates rise. Longer term obligations are usually more sensitive to interest rate changes than shorter term obligations. There have been extended periods of increases in interest rates that have caused significant declines in the prices of debt securities.

   o CREDIT RISK: The issuers of debt securities held by the Funds may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

   o SMALLER CAPITALIZATION COMPANIES RISK: Many of the technology companies in which the Funds invest are smaller capitalization companies (i.e., companies with a market capitalization of $2 billion or less). Smaller capitalization companies typically have relatively lower revenues, limited product lines, lack of management depth and a smaller share of the market for their products or services than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the investment adviser to sell securities of smaller capitalization companies at quoted market prices. Finally there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

   o TECHNOLOGY COMPANIES RISK: Companies in the technology sectors have unpredictable earnings. Products offered by companies in the technology sectors are subject to risks of obsolescence and intense competition. Many technology companies are subject to extensive government regulation and may be affected by the enforcement of patent, trademark and other intellectual property laws. Securities of technology companies exhibit greater volatility than the overall market.

   o NON-DIVERSIFICATION RISK: Each of the Murphy New World Funds is a non-diversified investment company. As such they will invest in fewer securities than diversified investment companies and their performance may be more volatile. If the securities in which the Funds invest perform poorly, the Funds could incur greater losses than they would have had they invested in a greater number of securities.

   o CONVERTIBLE SECURITIES RISK: Convertible securities are subject to the market risks of common stocks, while also subject to interest rate and credit risks.

   o "JUNK BOND" RISK: "Junk Bonds" or high yield securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The market for high yield securities is generally thinner and less active than the market for higher quality securities. This may limit the ability of the Convertibles Fund to sell a high yield security at the price at which it is being valued for purposes of calculating net asset value.

   o HIGH PORTFOLIO TURNOVER RISK: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Murphy New World Funds must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term gains are taxed as ordinary income under federal income tax laws.

  Because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will fluctuate in value should not invest in any of the Murphy New World Funds.

4. HOW HAVE THE FUNDS PERFORMED?

   The bar charts and tables that follow provide some indication of the risks of investing in the Murphy New World Funds by showing changes in each Fund's performance from year to year and how its average annual returns over various periods compare to the performance of the Standard & Poor's Composite Index of 500 Stocks. Please remember that each Fund's past performance is not necessarily an indication of its future performance. It may perform better or worse in the future.

                        MURPHY NEW WORLD TECHNOLOGY FUND
                        (TOTAL RETURN PER CALENDAR YEAR)

                         1994                   (2.90%)
                         1995                   42.36%
                         1996                   13.72%
                         1997                  (17.30%)
                         1998                   (8.02%)
                         1999                   97.32%

Note: During the six year period shown on the bar chart, the Fund's highest total return for a quarter was 47.18% (quarter ended
December 31, 1999) and the lowest total return for a quarter was -27.01% (quarter ended December 31, 1997).

AVERAGE ANNUAL TOTAL RETURNS                                SINCE THE INCEPTION
(FOR THE PERIODS ENDING                                       DATE OF THE FUND
DECEMBER 31, 1999)                PAST YEAR   PAST 5 YEARS   (OCTOBER 21, 1993)
------------------                ---------   ------------   -----------------

Murphy New World Technology Fund    97.32%       19.45%             14.67%
S&P 500*<F1>                        21.04%       28.51%             22.83%

*<F1> The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized unmanaged index of common stock prices.

                      MURPHY NEW WORLD BIOTECHNOLOGY FUND
                        (TOTAL RETURN PER CALENDAR YEAR)

                         1997                    0.95%
                         1998                  (12.60%)
                         1999                   20.86%

Note: During the three year period shown on the bar chart, the Fund's highest total return for a quarter was 25.55% (quarter ended September 30, 1997) and the lowest total return for a quarter was - 17.93% (quarter ended December 31, 1997).

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING
DECEMBER 31, 1999)                    PAST YEAR    SINCE DECEMBER 20, 1996*<F2>
------------------                    ---------    ----------------------------

Murphy New World Biotechnology Fund    20.86%                   3.74%
S&P 500                                21.04%                  26.75%

*<F2> The Fund's investment adviser, Murphy Investment Management, Inc., became investment adviser on this date.

                 MURPHY NEW WORLD TECHNOLOGY CONVERTIBLES FUND
                        (TOTAL RETURN PER CALENDAR YEAR)

                         1997                    1.04%
                         1998                  (12.78%)
                         1999                   45.11%

Note: During the three year period shown on the bar chart, the Fund's highest total return for a quarter was 22.94% (quarter ended December 31, 1999) and the lowest total return for a quarter was - 11.20% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING
DECEMBER 31, 1999)                    PAST YEAR     SINCE JANUARY 1, 1997*<F3>
------------------                    ---------     --------------------------

Murphy New World Technology
  Convertibles Fund                      45.11%                 8.30%
S&P 500                                  21.04%                27.34%

*<F3> The Fund's investment adviser, Murphy Investment Management, Inc., became investment adviser on this date.

5. WHAT ARE THE FUNDS' FEES AND EXPENSES?

   The table below describes the fees and expenses that you may pay if you buy and hold shares of the Murphy New World Funds.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              TECHNOLOGY FUND    BIOTECHNOLOGY FUND  CONVERTIBLES FUND
                                                              ----------------  -------------------  -----------------
   Maximum Sales Charge (Load)
     Imposed on Purchases (as a percentage
     of offering price)                                       No Sales Charge     No Sales Charge     No Sales Charge
   Maximum Deferred Sales Charge (Load)                         No Deferred         No Deferred         No Deferred
                                                                Sales Charge        Sales Charge        Sales Charge
   Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends
     And Distributions                                        No Sales Charge     No Sales Charge     No Sales Charge
   Redemption Fee                                                   None                None                None
   Exchange Fee                                                     None                None                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

   Management Fees                                                 1.00%               1.00%               0.63%
   Distribution and/or Service (12b-1) Fees                        0.25%               0.25%               0.25%
   Other Expenses                                                  4.85%               2.02%               6.03%
   Total Annual Fund Operating Expenses                            6.10%*<F4>          3.27%*<F4>          6.91%*<F4>

*<F4> Each of the Murphy New World Funds had actual Total Fund Operating Expenses for the most recent fiscal year that were less than the amounts shown. The investment adviser, Murphy Investment Management, Inc., reimbursed each Fund to the extent necessary to insure that Total Annual Fund Operating Expenses did not exceed 1.99%. Murphy Investment Management, Inc. may discontinue reimbursing the Murphy New World Funds at any time but will not do so prior to November 30, 2000.

EXAMPLE

   This Example is intended to help you compare the cost of investing in the Murphy New World Funds with the cost of investing in other mutual funds.

   The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                  1 YEAR      3 YEARS      5 YEARS     10 YEARS
                                  ------      -------      -------     --------
Technology Fund                    $607        $1,800      $2,967       $5,775
Biotechnology Fund                 $330        $1,007      $1,707       $3,567
Convertibles Fund                  $684        $2,014      $3,294       $6,285

6. WHO IS THE FUNDS' INVESTMENT ADVISER?

   Murphy Investment Management, Inc. (the "Adviser") is the investment adviser to each of the Murphy New World Funds. The Adviser's address is:

                    2830 North Cabrillo Highway
                    P.O. Box 308
                    Half Moon Bay, CA  94019

   John Michael Murphy is primarily responsible for the day-to-day management of the portfolios of the Technology Fund and the Convertibles Fund; he is the portfolio manager for these Funds. Mr. Murphy has been President of the Adviser since its organization in 1989. He has also been a portfolio manager since 1973, a securities analyst since 1970 and the president of an investment newsletter publisher since 1981. Gaye Elizabeth Morgenthaler is primarily responsible for the day-to-day management of the Biotechnology Fund's portfolio; she is the portfolio manager for this Fund. She has been an analyst with the Adviser since 1985.

7. HOW DO I PURCHASE SHARES?

   Complete the Account Application accompanying this Profile and mail it and your check to the address shown on the Account Application. The minimum initial purchase is $1,000 ($100 for Individual Retirement Accounts). The minimum subsequent investment is $50. You can also open an account by bank wire (call 1-800-628-9403 for instructions), by exchanging from another Monterey Mutual Fund or through broker-dealers, financial institutions or other service providers that have entered into agreements with the Funds.

8. HOW DO I REDEEM SHARES?

   You may redeem (or sell) any portion of your account on any business day. Simply write to us or call our transfer agent at 1-800-628-9403.

9. WHEN ARE DISTRIBUTIONS MADE AND HOW ARE THEY TAXED?

   Each Fund distributes substantially all of its net investment income and substantially all of its capital gains annually. You have two distribution options:

   o AUTOMATIC REINVESTMENT OPTION: Both dividend and capital gains distributions will be reinvested in additional Fund Shares.

   o ALL CASH OPTION: Both dividend and capital gains distributions will be paid in cash.

   Each Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

10.WHAT SERVICES ARE AVAILABLE TO INVESTORS IN THE FUNDS?

   o  Traditional and Roth IRAs

   o  Automatic Investing

   o  Exchange Privileges

   o  Systematic Withdrawal Plan


ACCOUNT APPLICATION:                                      MONTEREY MUTUAL FUND

                                 Mail to:    MONTEREY MUTUAL FUND
                                             P.O. Box 640284
                                             Cincinnati, OH  45264-0284

     For individual, custodial, trust, profit-sharing or pension plan accounts. Do not use this form for IRA's - a special form is available from the Fund. For information call 1-800-251-1970.

ACCOUNT REGISTRATION

     ---------------------------------------------------------------------------
     Name of Owner(s) (Institutional, Individual, Joint, Custodian or Trustee)

     ---------------------------------------------------------------------------
     Mailing Address

     ----------------------------------------------------(---)------------------
     City                          State     Zip       Daytime Telephone Number

     ---------------------------------------------------------------------------
     Social Security Number or Taxpayer Identification Number

     Citizen of   o   United States
                  o   Other (specify)--------------------------------

INVESTMENT

     Please indicate the amount you wish to invest ($1,000 minimum)

         BY CHECK(S) made payable to:
         o Monterey Murphy New World Biotechnology Fund          $------------
         o Monterey Murphy New World Technology Fund             $------------
         o Monterey Murphy New World Technology
             Convertibles Fund                                   $------------

         Multiple investments require separate checks.

         o BY WIRE, (Please call 1-800-628-9403
             for instructions)
           (Indicate date and amount of wire: Date-------------------)
         Multiple investments may be done with a single wire
         transfer. Enter separate amounts above, total wire
         amount here.                                            $-------------

DISTRIBUTIONS

     Distributions will be reinvested in additional shares unless one of the following boxes is checked.

       o  Send me a check for all distributions

       o  Send me a check for dividends but reinvest capital gain distributions

PROSPECTUS AVAILABILITY

     Investors have the option of purchasing shares of the Murphy New World Funds after reviewing the information in the accompanying Profile or after requesting and reviewing the Funds' prospectus (and other information) before making an investment decision in the Funds.

SIGNATURES AND CERTIFICATION

     I (we) understand that certificates for the shares purchased hereby will be issued only upon request. I represent that I am of legal age and have legal capacity to make this purchase and have received and read a current Profile of the Fund. I certify under penalty of perjury that:

     1. The social security or other tax identification number stated above is correct.

     2. I am not subject to backup withholding because #
        o A. The IRS has not informed me that I am subject to backup withholding.
        o B. The IRS has notified me that I am no longer subject to backup withholding.

     # Check the appropriate box. If this statement is not true and you are subject to backup withholding strike out section 2.

     ------------------------------------------------    -----------------------
     Signature of Owner, Trustee or Custodian            Date

     ------------------------------------------------    -----------------------
     Signature of Joint Owner, Trustee or Custodian      Date

                           THE MURPHY NEW WORLD FUNDS

SYSTEMATIC WITHDRAWAL PLAN

     A. Withdrawal Plan amount ($100 minimum for each withdrawal)
            I would like to withdraw the following amount for each systematic payment: $----------------

     B. Withdrawal Plan frequency (check one)
        o   Monthly beginning with the following date:---------------
        o   Quarterly beginning with the following date:---------------

     Note: Systematic Withdrawal Plan payments are made on or about the 25th business day of each month. Requests for any changes must be submitted in writing to American Data Services, Inc. prior to the 10th of the month preceding the next payment date.

     C. Please complete this section if payments are to be sent to a different name and/or address from that stated in the account registration:

     -------------------------------------------------------
     Name of Payee or Name of Bank

     PROVISIONS: The Monterey Mutual Fund Systematic Withdrawal Plan is available for any shareholder account worth at least $10,000. By completing this form, you are appointing the Fund as your agent to redeem shares in your account to make periodic payments. A $100 minimum applies to each withdrawal payment. If share certificates are held for your account, you must return them to the Fund before the Plan can be put into effect. Payments will be made by redeeming the appropriate number in the account at the current net asset value. Redemption's will be made on the 25th business day of the month or on the next business day if the 25th is a holiday. Payments are normally mailed within two business days after the redemption. Withdrawal payments should not be regarded as income or yield on your investment, since a part of each payment will normally consist of a return of capital. Depending on size and frequency of your payments and the fluctuation in value of the Fund's portfolio, using the Plan may reduce or even exhaust your account.

TELEPHONE EXCHANGE AUTHORIZATION

     o  By checking this box, the investor elects this privilege.

     PROVISIONS: The investor authorizes the transfer agent to effect exchanges for the account based on telephone instructions from the investor or his dealer and to register shares of the Fund to be acquired exactly the same as those in the investor's existing account. The investor agrees that the transfer agent, the Distributor and the Fund will not be liable for any loss, liability, cost or expense for acting on the instructions believed by them to be genuine and will not be responsible for the authenticity of any telephone instructions. The investor understands that telephone calls may be recorded on tape. Authorizing an exchange constitutes an acknowledgment that the investor has received and read the current prospectus of the Fund being acquired.

REDEMPTION AUTHORIZATION

     o By checking this box, the investor elects this privilege. If this box is not checked, all required documents must be in proper form as stated in the prospectus.

     PROVISIONS: The investor authorizes the transfer agent to accept instructions by telephone or in writing without a signature guarantee to redeem shares. The investor agrees that the transfer agent, Star Bank, Monterey Mutual Fund, its affiliated companies and their officers or employees shall not be required to examine the genuineness of any signature or oral instructions to redeem, or the authority or competency of the person(s) giving such instructions and agrees to indemnify the transfer agent, Star Bank, Monterey Mutual Fund and other such persons against, and hold harmless from, all losses, claims, expenses and liabilities that may be based upon such matters and upon the failure to make such examination.

DEALER INFORMATION

     ---------------------------------------   ---------------------------------
     Dealer Name                               Representative's Name

     ---------------------------------------   ---------------------------------
     Branch Address                            Phone No.               AE#
                                               Send duplicate statements to
                                               branch office?   o  YES   o  NO
     ---------------------------------------
     City                State          Zip